Prepayments and Other Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Receivables, Net [Abstract]
Other receivables	¥ 269,426	$ 38,528	¥ 189,066
Receivable from asset disposal	89,000	12,726
Less: allowance for credit loss of other receivables	(2,900)	(415)	(28,565)
Prepayments	73,705	10,540	72,904
Deductible input VAT	14,710	2,104	7,565
Deposits	4,142	592	7,524
Prepayment, other receivables other, net	¥ 448,083	$ 64,075	¥ 248,494